Charles Schwab Investment Management, Inc.

211 Main Street

San Francisco, CA 94105

May 1, 2018

VIA EDGAR

Securities and Exchange Commission

100 F Street, NE

Washington, D.C. 20549

The Charles Schwab Family of Funds (“Trust”) (File Nos. 033-31894 and 811-05954)

Schwab Advisor Cash Reserves	Schwab Treasury Obligations Money Fund
Schwab Cash Reserves	Schwab Retirement Government Money Fund
Schwab Money Market Fund	Schwab Variable Share Price Money Fund
Schwab Government Money Fund	Schwab AMT Tax-Free Money Fund
Schwab U.S. Treasury Money Fund	Schwab Municipal Money Fund
Schwab Value Advantage Money Fund	Schwab California Municipal Money Fund
Schwab Retirement Advantage Money Fund	Schwab New York Municipal Money Fund
Schwab Investor Money Fund

Post-Effective Amendment No. 110

Dear Sir or Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, the prospectuses and statements of additional information, dated April 27, 2018, for the above-named funds that would have been filed pursuant to Rule 497(c) do not differ from the prospectuses and statements of additional information in the most recently electronically filed Post-Effective Amendment, as referenced above, for the above-named Trust.

Sincerely,

/s/ Christine Pierangeli
Christine Pierangeli
Corporate Counsel
Charles Schwab Investment Management, Inc.